VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Current assets
Cash	¥ 317,000,000.0	$ 47,300,000	¥ 343,998,570
Notes receivable	10,828,308	1,616,715	6,305,633
Trade accounts receivable, net	22,577,980	3,370,994	26,686,888
Inventories, net	3,894,369	581,447	3,644,522
Other receivables, net	5,501,833	821,448	6,939,676
Loans to third parties	50,383,822	7,522,532	50,476,782
Purchase advances, net	178,208	26,607	1,078,137
Contract costs, net	33,858,820	5,055,274	48,795,906
Prepaid expenses	420,284	62,750	146,071
Prepaid expenses - related parties	275,000	41,059	433,000
Total current assets	445,617,041	66,532,628	488,505,185
Property and equipment, net	25,474,162	3,803,407	27,138,768
Land use right, net	1,226,169	183,073	1,253,408
Equity Method Investments			27,931,795
Long-term other receivables, net	1,564,381	233,569	114,679
Goodwill	4,730,002	706,211	6,996,895
Rights of use assets	5,440,590	812,305	7,925,930
Total Assets	490,242,084	73,195,349	566,516,660
Current liabilities
Short-term bank loan	10,000,000.0	1,493,045	15,000,000
Trade accounts payable	16,739,989	2,499,356	21,956,481
Other payable	3,533,918	527,630	9,862,762
Other payable- related parties	2,240,135	334,462	2,400,667
Accrued payroll and employees' welfare	2,250,547	336,017	1,954,484
Taxes payable	2,210,958	330,106	1,248,994
Short-term borrowings			530,000
Short-term borrowings - related parties	9,009,156	1,345,107	12,676,042
Operating lease liabilities - current	3,892,774	581,209	2,226,832
Total Current Liabilities	52,878,284	7,894,966	76,462,604
Operating lease liabilities - non-current	2,184,635	326,176	4,792,101
Deferred tax liability			624,088
Total Liabilities	77,357,323	11,549,796	279,001,194
VIE
Current assets
Cash	18,033,666	2,584,476	4,293,380
Restricted cash	723,560	108,031	0
Notes receivable	10,828,308	1,616,715	6,305,633
Trade accounts receivable, net	22,577,980	3,370,994	24,762,732
Inventories, net	3,894,369	581,447	3,644,522
Other receivables, net	5,500,981	821,321	5,988,641
Loans to third parties	30,270,563	4,519,531	1,350,000
Purchase advances, net	178,208	26,607	1,078,137
Contract costs, net	33,858,820	5,055,274	48,795,906
Prepaid expenses	165,120	24,653	0
Prepaid expenses - related parties	275,000	41,059	433,000
Total current assets	126,306,575	18,750,108	96,651,951
Property and equipment, net	25,474,162	3,803,407	27,138,768
Land use right, net	1,226,169	183,073	1,253,408
Customer relationship	5,950,000	888,362	6,650,000
Long-term other receivables, net	1,564,381	233,569	114,679
Goodwill	4,730,002	706,211	6,996,895
Rights of use assets	5,440,590	812,305	7,925,930
Total Assets	170,931,618	25,412,829	146,731,631
Current liabilities
Short-term bank loan	10,000,000	1,493,045	15,000,000
Trade accounts payable	12,826,108	1,914,996	18,182,770
Other payable	1,469,761	219,442	2,096,830
Other payable- related parties	1,061,081	158,424	1,253,797
Advance from customers	2,107,277	314,626	7,686,276
Accrued payroll and employees' welfare	1,213,040	181,112	1,565,898
Intercompany payables	194,373,010	29,020,764	123,331,367
Taxes payable	2,211,190	330,141	1,249,052
Short-term borrowings	0	0	530,000
Short-term borrowings - related parties	9,009,156	1,345,107	12,676,042
Long-term borrowings - related party - current portion	999,530	149,234	920,066
Operating lease liabilities - current	3,892,774	581,209	2,226,832
Total Current Liabilities	239,162,927	35,708,100	186,718,930
Operating lease liabilities - non-current	2,184,635	326,176	4,792,101
Long-term borrowings - related party	5,511,076	822,828	6,486,551
Deferred tax liability	187,972	28,065	624,088
Total Liabilities	247,046,610	36,885,169	198,621,670
Related party
Current liabilities
Long-term borrowings - related party - current portion	999,530	149,234	920,066
Long-term borrowings - related party	¥ 5,511,076	$ 822,828	¥ 6,486,551